Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies
9.	Commitments and Contingencies

Litigation

The Company, from time to time, is subject to legal proceedings and claims that arise in the ordinary course of business. Resolution of any such matter could have a material adverse effect on the results of operations and financial condition. The Company considers all claims on a periodic basis and based on known facts assesses whether potential losses are considered reasonably possible, probable and estimable. Based upon this assessment, the Company then evaluates disclosure requirements and whether to accrue for such claims in its consolidated financial statements.

The Company records a provision for contingent liability when it is both probable that a loss has been incurred and the amount of the loss can be reasonably estimated.

On September 12, 2023, a contract research organization (“CRO”) vendor filed a lawsuit against the Company based on the Company’s failure to make certain installments pursuant to a settlement agreement entered into with this vendor on January 23, 2023. Under the settlement agreement, the Company agreed to pay a total of $1,644 to the vendor, with $600 due 5 business days after the settlement effective date and ten monthly installments, approximately $104 each, starting in February 2023. The Company made the upfront payment and the first four monthly installments for a total of $1,016 but failed to make the monthly installment payments due after May 2023. On January 24, 2024, the Company received endorsement on motion for default judgment which requested the Company to pay approximately $700 to the CRO vendor. During the three months ended March 31, 2025, the Company accrued an additional $21 in interest, included in interest expense. As of March 31, 2025 and December 31, 2024, the outstanding balance under this settlement agreement was $806 and $785, respectively. These amounts were included in accounts payable and accrued expenses in the condensed consolidated financial statements.

In addition to the lawsuit from a CRO vendor above, the Company accrued $325 as of March 31, 2025 and December 31, 2024 related to disputed invoices with vendors.

In June 2023, the Company received a notice of breach from MSK followed by a notice of termination in September 2023, pursuant to which MSK demanded payments totaling $1,230 for the services performed under the MSK License Agreement (see Note 8). The corresponding liability is included in accounts payable and accrued expenses in the condensed consolidated financial statements as of both March 31, 2025 and December 31, 2024.

The MedImmune License Agreement (see Note 8) provides for a research plan with target dates for an IND application (July 2021) and Phase II commencement (December 2022). These target dates were not met, which gives MedImmune (now AstraZeneca) a termination right. The Company does not expect a material impact on our business if MedImmune/AstraZeneca terminates this agreement. This license was originally entered into in connection with the development of ABP-200, which the Company is no longer developing. The Company believes that it does not need the intellectual property licensed under that agreement for the development and eventual commercialization of ABP-201 or any of its other programs.

Non-Redemption Agreement

On November 5, 2024, Legacy Abpro and ACAB entered into a non-redemption agreement (the “Non-Redemption Agreement”), with Sandia Investment Management LP on behalf of certain funds, investors, entities or accounts for which it or its affiliates acts as manager, sponsor or advisor (the “NRA Investors”). Pursuant to such Non-Redemption Agreement, each NRA Investor agreed to rescind or reverse any previously submitted redemption demand of the common stock of the Company held or to be acquired by such NRA Investor (the “NRA Investor Shares”) up to 124,352 shares of common stock in the aggregate.

At the Closing Date, the NRA Investors reversed redemption demands with respect to 11,043 Series A Common stock shares of ACAB. Pursuant to the Non-Redemption Agreement, upon consummation of the Merger, the Company had to pay to the NRA Investors a payment equal to the number of NRA Investor Shares multiplied by the redemption price, minus the number of NRA Investor Shares multiplied by $9.00. As of March 31, 2025 and December 31, 2024, the Company owed to NRA Investors $26, based on the redemption price of $11.36 at the Closing Date.

Excise Tax Liability

At the Closing Date, the Company assumed the excise tax liability of $4,330, as adjusted, as discussed further below, from ACAB related to the redemptions of shares in 2023 and calculated as 1% of the shares redeemed during fiscal year 2023.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

During the second quarter of 2024, the Treasury and Internal Revenue Service (“IRS”) issued final regulations with respect to the timing and payment of the excise tax. Pursuant to those regulations, the Company would need to file a return and remit payment for any liability incurred during the period from January 1, 2023 to December 31, 2023 on or before October 31, 2024. The Company has filed the excise tax return and has engaged with the IRS in determining a payment plan for the balance.

The Company is unable to pay its obligation in full, and, as such, it is subject to additional interest and penalties which are currently estimated at 8% interest per annum and a 0.5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.

In March 2025, the Company received the letter from the IRS, requesting to set up a meeting with the Company to discuss the unsettled tax matters of ACAB and referencing $4,401 amount owed in relation to the 2023 excise taxes, of which $210 was in interest and penalties (the “IRS Letter”). The Company believes that the excise tax liability in the IRS Letter is overstated as compared to the amounts in ACAB’s filed tax return for the year ended December 31, 2023, and is planning to request further information from the IRS to reconcile the amounts reported to the Company’s records. Pending further discussions with the IRS, the Company recorded the excess of $1,268 over the Company’s estimate of $3,133 (inclusive of interest and penalties) as the additional excise tax liability assumed from ACAB at the Closing Date. As of March 31, 2025, the Company recorded the excess of $1,160 over the Company’s estimate of $3,241 (inclusive of interest and penalties) as the additional excise tax liability.

10.	Commitments and Contingencies

Litigation

The Company, from time to time, is subject to legal proceedings and claims that arise in the ordinary course of business. Resolution of any such matter could have a material adverse effect on the results of operations and financial condition. The Company considers all claims on a periodic basis and based on known facts assesses whether potential losses are considered reasonably possible, probable and estimable. Based upon this assessment, the Company then evaluates disclosure requirements and whether to accrue for such claims in its consolidated financial statements.

The Company records a provision for a contingent liability when it is both probable that a loss has been incurred and the amount of the loss can be reasonably estimated.

On August 12, 2024, the Company’s landlord filed a court summons for eviction based on the Company’s failure to make payments pursuant to one of its lease agreements. According to the summons, the landlord was claiming the full amount of rental payments over the term of the lease. As of September 30, 2024, the Company owed $186 to the landlord in late rent. On October 21, 2024, the Company paid the landlord $100 for late rent and maintenance expenses. A court date was scheduled for November 14, 2024, and was subsequently postponed to November 21, 2024. On November 20, 2024, the Company paid the landlord $115 and on November 25, 2024, the court summons for eviction was dismissed by the landlord. As of December 31, 2024, no amounts were due to the landlord for past due rent.

On September 12, 2023, a contract research organization (“CRO”) vendor filed a lawsuit against the Company based on the Company’s failure to make certain installments pursuant to a settlement agreement entered into with this vendor on January 23, 2023. Under the settlement agreement, the Company agreed to pay a total of $1,644 to the vendor, with $600 due 5 business days after the settlement effective date and ten monthly installments, approximately $104 each, starting in February 2023. The Company made the upfront payment and the first four monthly installments for a total of $1,016 but failed to make the monthly installment payments due after May 2023. On January 24, 2024, the Company received the endorsement on motion for default judgment which requested the Company to pay approximately $700 to the CRO vendor. During the year ended December 31, 2024, the Company accrued an additional $83 in interest, included in the interest expense. During the year ended December 31, 2024, the Company made an $11 payment to CRO. As of December 31, 2024 and 2023, the outstanding balance under this settlement agreement was $785 and $751, respectively. These amounts were included in accounts payable and accrued expenses in the consolidated financial statements as of December 31, 2024 and 2023.

In addition to the lawsuit from a CRO vendor above, the Company accrued $325 and $379 as of December 31, 2024 and 2023, respectively, related to disputed invoices with vendors.

In June 2023, the Company received a notice of breach from MSK followed by a notice of termination in September 2023, pursuant to which MSK demanded payments totaling $1,230 for the services performed under the MSK License Agreement (see Note 8). The corresponding liability is included in accounts payable and accrued expenses in the consolidated financial statements as of both December 31, 2024 and 2023.

The MedImmune License Agreement (see Note 8) provides for a research plan with target dates for an IND application (July 2021) and Phase II commencement (December 2022). These target dates were not met, which gives MedImmune (now AstraZeneca) a termination right. The Company does not expect a material impact on our business if MedImmune/AstraZeneca terminates this agreement. This license was originally entered into in connection with the development of ABP-200, which the Company is no longer developing. The Company believes that it does not need the intellectual property licensed under that agreement for the development and eventual commercialization of ABP-201 or any of its other programs.

Non-Redemption Agreement

On November 5, 2024, Legacy Abpro and ACAB entered into a non-redemption agreement (the “Non-Redemption Agreement”), with Sandia Investment Management LP on behalf of certain funds, investors, entities or accounts for which it or its affiliates acts as manager, sponsor or advisor (the “NRA Investors”). Pursuant to such Non-Redemption Agreement, each NRA Investor agreed to rescind or reverse any previously submitted redemption demand of the common stock of the Company held or to be acquired by such NRA Investor (the “NRA Investor Shares”) up to 124,352 shares of common stock in the aggregate.

At the Closing Date, the NRA Investors reversed redemption demands with respect to 11,043 Series A Common stock shares of ACAB. Pursuant to the Non-Redemption Agreement, upon consummation of the Merger, the Company had to pay to the NRA Investors a payment equal to the number of NRA Investor Shares multiplied by the redemption price, minus the number of NRA Investor Shares multiplied by $9.00. At the Closing Date, the Company owed to NRA Investors $26, based on the redemption price of $11.36 at the Closing Date.

Excise Tax Liability

At the Closing Date, the Company assumed the excise tax liability of $4,330, as adjusted as discussed further below, from ACAB related to the redemptions of shares in 2023 and calculated as 1% of the shares redeemed during fiscal year 2023.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

During the second quarter of 2024, the IRS issued final regulations with respect to the timing and payment of the excise tax. Pursuant to those regulations, the Company would need to file a return and remit payment for any liability incurred during the period from January 1, 2023 to December 31, 2023 on or before October 31, 2024. The Company has filed the excise tax return and has engaged with the IRS in determining a payment plan for the balance.

The Company is unable to pay its obligation in full, and, as such, it will be subject to additional interest and penalties which are currently estimated at 8% interest per annum and a 0.5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full. The Company accrued $71 in penalties and interest through December 31, 2024.

In March 2025, the Company received the letter from the Internal Revenue Service of the United States Department of Treasury (the “IRS”), setting up the meeting with the Company to discuss the unsettled tax matters of ACAB and referencing $4,401 amount owed in relation to the 2023 excise taxes, of which $210 in interest and penalties. The Company believes that the excise tax liability in the IRS Letter is overstated as compared to the amounts in ACAB’s filed tax return for the year ended December 31, 2023, and is planning to request further information from the IRS to reconcile the amounts reported to the Company’s records. Pending further discussions with the IRS, the Company recorded the excess of $1,268 over the Company’s estimate as the additional excise tax liability assumed from ACAB in the consolidated financial statements as of December 31, 2024.